CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statements of Changes in Shareholders' Equity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ 246,177,744	$ 213,940,423	$ 173,040,731
Issuance of ordinary shares for share-based compensation	277,309	302,075	386,550
Issuance of ordinary shares for acquisition of business	4,230,000	29,220,543	14,545,600
Conversion of convertible senior note	1,263,919
Issuance of warrants	14,889,000
Share-based compensation recognized	4,464,497	4,579,522	5,000,256
Repurchase of ordinary shares	(14,590,355)	(2,748,579)
Prepayment of convertible senior note		(5,333,300)
Provision for statutory reserve
Other comprehensive income	431,986	13,871,922	9,044,087
Net income (loss)	25,739,968	(7,654,862)	11,923,199
Ending Balance	282,884,068	246,177,744	213,940,423
Parent Company [Member]
Beginning Balance	246,177,744	213,940,423	173,040,731
Issuance of ordinary shares for share-based compensation	277,309	302,075	386,550
Issuance of ordinary shares for acquisition of business	4,230,000	29,220,543	14,545,600
Share-based compensation recognized	4,464,497	4,579,522	5,000,256
Repurchase of ordinary shares	(14,590,355)	(2,748,579)
Prepayment of convertible senior note		(5,333,300)
Other comprehensive income	431,986	13,871,922	9,044,087
Net income (loss)	25,739,968	(7,654,862)	11,923,199
Ending Balance	282,884,068	246,177,744	213,940,423
Ordinary Shares [Member]
Beginning Balance (in shares)	1,661,939,143	1,510,906,573	1,409,396,360
Beginning Balance	829	755	705
Issuance of ordinary shares for share-based compensation (in shares)	27,500,000	47,500,000	52,750,000
Issuance of ordinary shares for share-based compensation	14	24	26
Issuance of ordinary shares for acquisition of business (in shares)	40,000,000	123,532,570	48,760,213
Issuance of ordinary shares for acquisition of business	20	62	24
Conversion of convertible senior note (in shares)	22,800,000
Conversion of convertible senior note	11
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares (in shares)	(74,141,480)	(20,000,000)
Repurchase of ordinary shares	(42)	(12)
Prepayment of convertible senior note
Provision for statutory reserve
Other comprehensive income
Net income (loss)
Ending Balance (in shares)	1,678,097,663	1,661,939,143	1,510,906,573
Ending Balance	832	829	755
Ordinary Shares [Member] | Parent Company [Member]
Beginning Balance (in shares)	1,661,939,143	1,510,906,573	1,409,396,360
Beginning Balance	829	755	705
Issuance of ordinary shares for share-based compensation (in shares)	27,500,000	47,500,000	52,750,000
Issuance of ordinary shares for share-based compensation	14	24	26
Issuance of ordinary shares for acquisition of business (in shares)	40,000,000	123,532,570	48,760,213
Issuance of ordinary shares for acquisition of business	20	62	24
Conversion of convertible senior note (in shares)	22,800,000
Conversion of convertible senior note	11
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares (in shares)	(74,141,480)	(20,000,000)
Repurchase of ordinary shares	(42)	(12)
Prepayment of convertible senior note
Other comprehensive income
Net income (loss)
Ending Balance (in shares)	1,678,097,663	1,661,939,143	1,510,906,573
Ending Balance	832	829	755
Additional Paid-in Capital [Member]
Beginning Balance	131,140,682	105,120,495	83,862,222
Issuance of ordinary shares for share-based compensation	277,295	302,051	386,524
Issuance of ordinary shares for acquisition of business	4,229,980	29,220,481	15,871,493
Conversion of convertible senior note	1,263,908
Issuance of warrants
Share-based compensation recognized	4,464,497	4,579,522	5,000,256
Repurchase of ordinary shares	(14,590,313)	(2,748,567)
Prepayment of convertible senior note		(5,333,300)
Provision for statutory reserve
Other comprehensive income
Net income (loss)
Ending Balance	126,786,049	131,140,682	105,120,495
Additional Paid-in Capital [Member] | Parent Company [Member]
Beginning Balance	131,140,682	105,120,495	83,862,222
Issuance of ordinary shares for share-based compensation	277,295	302,051	386,524
Issuance of ordinary shares for acquisition of business	4,229,980	29,220,481	15,871,493
Conversion of convertible senior note	1,263,908
Issuance of warrants
Share-based compensation recognized	4,464,497	4,579,522	5,000,256
Repurchase of ordinary shares	(14,590,313)	(2,748,567)
Prepayment of convertible senior note		(5,333,300)
Other comprehensive income
Net income (loss)
Ending Balance	126,786,049	131,140,682	105,120,495
Shares Issuable In Connection With Acquisition [Member]
Beginning Balance			1,325,917
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business			(1,325,917)
Conversion of convertible senior note
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Provision for statutory reserve
Other comprehensive income
Net income (loss)
Ending Balance
Shares Issuable In Connection With Acquisition [Member] | Parent Company [Member]
Beginning Balance			1,325,917
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business			(1,325,917)
Conversion of convertible senior note
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Other comprehensive income
Net income (loss)
Ending Balance
Warrants [Member]
Beginning Balance	677,332	677,332	677,332
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business
Conversion of convertible senior note
Issuance of warrants	14,889,000
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Provision for statutory reserve
Other comprehensive income
Net income (loss)
Ending Balance	15,566,332	677,332	677,332
Warrants [Member] | Parent Company [Member]
Beginning Balance	677,332	677,332	677,332
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business
Conversion of convertible senior note
Issuance of warrants	14,889,000
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Other comprehensive income
Net income (loss)
Ending Balance	15,566,332	677,332	677,332
Accumulated Other Comprehensive Income [Member]
Beginning Balance	46,186,277	32,314,355	23,270,268
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business
Conversion of convertible senior note
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Provision for statutory reserve
Other comprehensive income	431,986	13,871,922	9,044,087
Net income (loss)
Ending Balance	46,618,263	46,186,277	32,314,355
Accumulated Other Comprehensive Income [Member] | Parent Company [Member]
Beginning Balance	46,186,277	32,314,355	23,270,268
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business
Conversion of convertible senior note
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Other comprehensive income	431,986	13,871,922	9,044,087
Net income (loss)
Ending Balance	46,618,263	46,186,277	32,314,355
Retained Earnings [Member]
Beginning Balance	57,831,133	66,434,696	55,303,394
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business
Conversion of convertible senior note
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Provision for statutory reserve	(230,839)	(948,701)	(791,897)
Other comprehensive income
Net income (loss)	25,739,968	(7,654,862)	11,923,199
Ending Balance	83,340,262	57,831,133	66,434,696
Retained Earnings [Member] | Parent Company [Member]
Beginning Balance	68,172,624	75,827,486	63,904,287
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business
Conversion of convertible senior note
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Other comprehensive income
Net income (loss)	25,739,968	(7,654,862)	11,923,199
Ending Balance	$ 93,912,592	$ 68,172,624	$ 75,827,486